Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
4.	Revenue

During the year ended 31 December 2024, the Group recognised revenue exclusively from QIND (through its subsidiary Al Shola Gas), following the acquisition on 26 November 2024. The revenue reflects activities carried out by Al Shola Gas in the LPG sector, between the date of acquisition and year end.

Revenue in the prior year (2023) was generated by Fusion Fuel Portugal which was deconsolidated during 2024. As such, no revenue from this former subsidiary remains in the Group’s financial statements for the current period and figures recorded between 2024 and 2023 are not considered comparable.

	2024	2023
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	1,605	-
Hydrogen technology (deconsolidated entity)	-	4,144
Total Revenue	1,605	4,144